Debt - Summary of Long-Term Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 511,112	$ 1,123,507	$ 1,131,570
Less: unamortized deferred financing fees	(4,456)	(11,890)	(15,277)
Less: current portion	0	(8,304)	(8,304)
Long-term debt-less current portion and unamortized deferred financing fees	506,656	1,103,313	1,107,989
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	44,000
Less: unamortized deferred financing fees	(900)	(900)	(1,200)
Term Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 467,112	808,507	816,570
2021 Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		315,000	315,000
Less: unamortized deferred financing fees		$ (2,800)	$ (4,200)